Fees Summary	Apr. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,972,000
Previously Paid Amount	0.00
Total Fee Amount	608.11
Total Offset Amount	0.00
Net Fee	608.11
Narrative - Max Aggregate Offering Price	$ 3,972,000
Final Prospectus	true